NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Schedule of Non-controlling Interests
The Company's Net income (loss) attributable to non-controlling interests included in the Consolidated statement of income and Non-controlling interests included on the Consolidated balance sheet were as follows:

(millions of Canadian $)	Non-Controlling Interests Ownership at December 31, 2025		Income (Loss) Attributable to Non-Controlling Interests			Non-Controlling Interests
			year ended December 31			at December 31
			2025	2024	2023	2025	2024

Columbia Gas and Columbia Gulf	40%	1	631	571	143	8,779	9,844
Portland Natural Gas Transmission System	nil	1	—	30	41	—	—
Texas Wind Farms	100%	1,2	(38)	(29)	(38)	123	168
TGNH	13.01%	1	(18)	109	—	702	756
			575	681	146	9,604	10,768
1    Refer to Note 29, Acquisitions and dispositions, for additional information.
2    Tax equity investors own 100 per cent of the Class A Membership Interests, to which a percentage of earnings, tax attributes and cash flows are allocated. TC Energy owns 100 per cent of the Class B Membership Interests.